Deferred Government Grants (Details)	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)
Deferred Government Grants [Line Items]
Government grants deferred		¥ 3,600,000
Current deferred government grant	1,455,678	2,015,693		$ 202,792
Non-current portion of deferred government grants	16,207,745	20,279,945		$ 2,257,912
Government Assistance, Other Subsidies [Member]
Deferred Government Grants [Line Items]
Government grants income	500,000	15,300,000
Government Grants for Property, Plant and Equipment [Member]
Deferred Government Grants [Line Items]
Government grant recognized income	¥ 4,100,000
Amortized deferred government grant		2,400,000
Government Grants for Property, Plant and Equipment [Member] | Forecast [Member]
Deferred Government Grants [Line Items]
Current deferred government grant			¥ 1,500,000
Non-current portion of deferred government grants			¥ 16,200,000
Government Grants for Research and Development [Member]
Deferred Government Grants [Line Items]
Government grants income		¥ 4,800,000